Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	December 31, 2014	Activity		June 30, 2015
				(unaudited)
Included in accounts payable, accrued expenses and other current liabilities on the consolidated balance sheets:
To Founders	$203,050	$—		$203,050
Affiliated companies (trade payables)	4,037,850	(3,098,241)		939,609
	$4,240,900	$(3,098,241)		$1,142,659

Included in current related party debt on the consolidated balance sheets:
Loan payable – 2011 Founders Note	4,325,000	—	i	$4,325,000
Interest payable in-kind	334,605	9,480		344,085
Loan payable to Founders	5,000,000	(1,000,000)		4,000,000
Loan payable – BVH shareholder (STST)	4,442,500	—	ii	4,442,500
Loan payable to NBHC shareholder (STST)	22,500,000	1,253,334	ii	23,753,334
Loan payable to NBHC shareholder (ASO2020)	22,499,972	1,253,334	ii	23,753,306
Total current related party debt	$59,102,077	$1,516,148		$60,618,225

i.    Payable in cash
ii    Shareholder loans provided for purposes of funding the newbuilding projects